Risk/Return Detail Data - FidelityFreedomFunds-KComboPRO - USD ($)			12 Months Ended											60 Months Ended	72 Months Ended		96 Months Ended		120 Months Ended
		May 30, 2025	May 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 30, 2025	May 30, 2025		May 30, 2025		May 30, 2025
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom Income Fund | Fidelity Freedom Income Fund - Class K6
Prospectus Line Items
Management Fees (as a percentage of Assets)	[1]	0.24%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[1]	0.24%
Expense Example, with Redemption, 1 Year		$ 25
Expense Example, with Redemption, 3 Years		77
Expense Example, with Redemption, 5 Years		135
Expense Example, with Redemption, 10 Years		$ 306
Annual Return, Inception Date		Jun. 07, 2017
Average Annual Return, Label [Optional Text]			Class K6
Average Annual Return, Percent			4.60%											2.54%			3.27%	[2]
Annual Return [Percent]				4.60%	8.42%	(11.25%)	3.24%	9.07%	10.71%	(1.71%)
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom Income Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® Income Fund/K6
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® Income Fund seeks high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate		14.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).Allocating assets according to a stable neutral asset allocation strategy (approximately 11% in U.S. equity funds, 8% in international equity funds, 43% in U.S. investment grade bond funds, 5% in international bond funds, 3% in long-term treasury bond funds, 20% in short-term inflation-protected bond funds, and 10% in short-term funds). Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.Allocating assets among underlying Fidelity® funds and futures according to a stable neutral asset allocation of approximately: U.S. Equity Funds 11% International Equity Funds 8% International Bond Funds 5% U.S. Investment Grade Bond Funds 43% Long-Term Treasury Bond Funds 3% Long-Term Inflation-Protected Bond Funds 0% Short-Term Inflation-Protected Bond Funds 20% Short-Term Funds 10% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.401k.com
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		2.28%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		6.51%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(6.14%)
Performance Table Heading		Average Annual Returns
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom Income Fund | F0199
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom Income Composite Index℠
Average Annual Return, Percent			5.00%											2.56%			3.41%
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom Income Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%											(0.33%)			1.03%
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom 2010 Fund | Fidelity Freedom 2010 Fund - Class K6
Prospectus Line Items
Management Fees (as a percentage of Assets)	[3]	0.24%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[3]	0.24%
Expense Example, with Redemption, 1 Year		$ 25
Expense Example, with Redemption, 3 Years		77
Expense Example, with Redemption, 5 Years		135
Expense Example, with Redemption, 10 Years		$ 306
Annual Return, Inception Date		Jun. 07, 2017
Average Annual Return, Label [Optional Text]			Class K6
Average Annual Return, Percent			5.55%											3.48%			4.36%	[4]
Annual Return [Percent]				5.55%	9.97%	(13.04%)	5.65%	11.26%	14.46%	(3.40%)
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom 2010 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® 2010 Fund/K6
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® 2010 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate		14.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund, approximately 10 to 19 years after the year 2010. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.As of April 1, 2025, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately: U.S. Equity Funds 15% International Equity Funds 10% International Bond Funds 5% U.S. Investment Grade Bond Funds 41% Long-Term Treasury Bond Funds 3% Long-Term Inflation-Protected Bond Funds 2% Short-Term Inflation-Protected Bond Funds 16% Short-Term Funds 8% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who retired in or within a few years of 2010 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches Fidelity Freedom® Income Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Income Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.401k.com
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		2.17%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		9.27%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(8.30%)
Performance Table Heading		Average Annual Returns
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom 2010 Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%											(0.33%)			1.03%
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom 2010 Fund | F0201
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom 2010 Composite Index℠
Average Annual Return, Percent			5.84%											3.36%			4.45%
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom 2015 Fund | Fidelity Freedom 2015 Fund - Class K6
Prospectus Line Items
Management Fees (as a percentage of Assets)	[5]	0.26%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[5]	0.26%
Expense Example, with Redemption, 1 Year		$ 27
Expense Example, with Redemption, 3 Years		84
Expense Example, with Redemption, 5 Years		146
Expense Example, with Redemption, 10 Years		$ 331
Annual Return, Inception Date		Jun. 07, 2017
Average Annual Return, Label [Optional Text]			Class K6
Average Annual Return, Percent			6.61%											4.22%			5.08%	[6]
Annual Return [Percent]				6.61%	11.54%	(14.48%)	7.38%	12.58%	16.48%	(4.32%)
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom 2015 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® 2015 Fund/K6
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® 2015 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate		14.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund, approximately 10 to 19 years after the year 2015. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.As of April 1, 2025, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately: U.S. Equity Funds 21% International Equity Funds 14% International Bond Funds 5% U.S. Investment Grade Bond Funds 37% Long-Term Treasury Bond Funds 3% Long-Term Inflation-Protected Bond Funds 4% Short-Term Inflation-Protected Bond Funds 10% Short-Term Funds 6% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who retired in or within a few years of 2015 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches Fidelity Freedom® Income Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Income Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.401k.com
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		1.94%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		10.90%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(10.44%)
Performance Table Heading		Average Annual Returns
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom 2015 Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%											(0.33%)			1.03%
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom 2015 Fund | F0550
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom 2015 Composite Index℠
Average Annual Return, Percent			6.81%											4.01%			5.13%
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom 2020 Fund | Fidelity Freedom 2020 Fund - Class K6
Prospectus Line Items
Management Fees (as a percentage of Assets)	[7]	0.28%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[7]	0.28%
Expense Example, with Redemption, 1 Year		$ 29
Expense Example, with Redemption, 3 Years		90
Expense Example, with Redemption, 5 Years		157
Expense Example, with Redemption, 10 Years		$ 356
Annual Return, Inception Date		Jun. 07, 2017
Average Annual Return, Label [Optional Text]			Class K6
Average Annual Return, Percent			7.61%											4.94%			5.73%	[8]
Annual Return [Percent]				7.61%	13.17%	(15.92%)	9.07%	13.94%	18.15%	(5.03%)
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom 2020 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® 2020 Fund/K6
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® 2020 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate		14.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund, approximately 10 to 19 years after the year 2020. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.As of April 1, 2025, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately: U.S. Equity Funds 26% International Equity Funds 17% International Bond Funds 5% U.S. Investment Grade Bond Funds 33% Long-Term Treasury Bond Funds 4% Long-Term Inflation-Protected Bond Funds 7% Short-Term Inflation-Protected Bond Funds 5% Short-Term Funds 3% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who retired in or within a few years of 2020 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches Fidelity Freedom® Income Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Income Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.401k.com
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		1.68%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		12.47%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(12.32%)
Performance Table Heading		Average Annual Returns
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom 2020 Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%											(0.33%)			1.03%
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom 2020 Fund | F0202
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom 2020 Composite Index℠
Average Annual Return, Percent			7.78%											4.64%			5.75%
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom 2025 Fund | Fidelity Freedom 2025 Fund - Class K6
Prospectus Line Items
Management Fees (as a percentage of Assets)	[9]	0.32%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[9]	0.32%
Expense Example, with Redemption, 1 Year		$ 33
Expense Example, with Redemption, 3 Years		103
Expense Example, with Redemption, 5 Years		180
Expense Example, with Redemption, 10 Years		$ 406
Annual Return, Inception Date		Jun. 07, 2017
Average Annual Return, Label [Optional Text]			Class K6
Average Annual Return, Percent			8.48%											5.59%			6.32%	[10]
Annual Return [Percent]				8.48%	14.44%	(16.54%)	10.29%	14.87%	19.72%	(5.78%)
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom 2025 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® 2025 Fund/K6
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® 2025 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.
Portfolio Turnover, Rate		15.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund, approximately 10 to 19 years after the year 2025. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.As of April 1, 2025, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately: U.S. Equity Funds 31% International Equity Funds 21% International Bond Funds 5% U.S. Investment Grade Bond Funds 30% Long-Term Treasury Bond Funds 4% Long-Term Inflation-Protected Bond Funds 10% Short-Term Inflation-Protected Bond Funds 0% Short-Term Funds 0% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who anticipate retiring in or within a few years of 2025 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches Fidelity Freedom® Income Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Income Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.401k.com
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		1.47%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		13.70%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(13.81%)
Performance Table Heading		Average Annual Returns
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom 2025 Fund | F0551
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom 2025 Composite Index℠
Average Annual Return, Percent			8.64%											5.23%			6.31%
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom 2025 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%			14.30%
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom 2030 Fund | Fidelity Freedom 2030 Fund - Class K6
Prospectus Line Items
Management Fees (as a percentage of Assets)	[11]	0.36%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[11]	0.36%
Expense Example, with Redemption, 1 Year		$ 37
Expense Example, with Redemption, 3 Years		116
Expense Example, with Redemption, 5 Years		202
Expense Example, with Redemption, 10 Years		$ 456
Annual Return, Inception Date		Jun. 07, 2017
Average Annual Return, Label [Optional Text]			Class K6
Average Annual Return, Percent			9.51%											6.42%			7.14%	[12]
Annual Return [Percent]				9.51%	15.72%	(16.77%)	11.69%	15.84%	22.06%	(6.83%)
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom 2030 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® 2030 Fund/K6
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® 2030 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 16% of the average value of its portfolio.
Portfolio Turnover, Rate		16.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund, approximately 10 to 19 years after the year 2030. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.As of April 1, 2025, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately: U.S. Equity Funds 35% International Equity Funds 23% International Bond Funds 5% U.S. Investment Grade Bond Funds 27% Long-Term Treasury Bond Funds 4% Long-Term Inflation-Protected Bond Funds 6% Short-Term Inflation-Protected Bond Funds 0% Short-Term Funds 0% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who anticipate retiring in or within a few years of 2030 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches Fidelity Freedom® Income Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Income Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.401k.com
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		1.26%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		15.42%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(15.93%)
Performance Table Heading		Average Annual Returns
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom 2030 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%			14.30%
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom 2030 Fund | F0203
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom 2030 Composite Index℠
Average Annual Return, Percent			9.69%											6.00%			7.13%
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom 2035 Fund | Fidelity Freedom 2035 Fund - Class K6
Prospectus Line Items
Management Fees (as a percentage of Assets)	[13]	0.39%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[13]	0.39%
Expense Example, with Redemption, 1 Year		$ 40
Expense Example, with Redemption, 3 Years		125
Expense Example, with Redemption, 5 Years		219
Expense Example, with Redemption, 10 Years		$ 493
Annual Return, Inception Date		Jun. 07, 2017
Average Annual Return, Label [Optional Text]			Class K6
Average Annual Return, Percent			11.33%											7.84%			8.33%	[14]
Annual Return [Percent]				11.33%	18.06%	(17.51%)	14.56%	17.41%	24.74%	(8.15%)
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom 2035 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® 2035 Fund/K6
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® 2035 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 19% of the average value of its portfolio.
Portfolio Turnover, Rate		19.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund, approximately 10 to 19 years after the year 2035. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.As of April 1, 2025, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately: U.S. Equity Funds 41% International Equity Funds 27% International Bond Funds 4% U.S. Investment Grade Bond Funds 22% Long-Term Treasury Bond Funds 5% Long-Term Inflation-Protected Bond Funds 1% Short-Term Inflation-Protected Bond Funds 0% Short-Term Funds 0% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who anticipate retiring in or within a few years of 2035 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches Fidelity Freedom® Income Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Income Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.401k.com
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		0.83%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		17.93%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(19.14%)
Performance Table Heading		Average Annual Returns
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom 2035 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%			14.30%
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom 2035 Fund | F0552
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom 2035 Composite Index℠
Average Annual Return, Percent			11.42%											7.30%			8.29%
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom 2040 Fund | Fidelity Freedom 2040 Fund - Class K6
Prospectus Line Items
Management Fees (as a percentage of Assets)	[15]	0.43%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[15]	0.43%
Expense Example, with Redemption, 1 Year		$ 44
Expense Example, with Redemption, 3 Years		138
Expense Example, with Redemption, 5 Years		241
Expense Example, with Redemption, 10 Years		$ 542
Annual Return, Inception Date		Jun. 07, 2017
Average Annual Return, Label [Optional Text]			Class K6
Average Annual Return, Percent			13.61%											9.14%			9.24%	[16]
Annual Return [Percent]				13.61%	20.26%	(18.06%)	16.70%	18.53%	25.70%	(8.75%)
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom 2040 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® 2040 Fund/K6
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® 2040 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 20% of the average value of its portfolio.
Portfolio Turnover, Rate		20.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund, approximately 10 to 19 years after the year 2040. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.As of April 1, 2025, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately: U.S. Equity Funds 49% International Equity Funds 33% International Bond Funds 2% U.S. Investment Grade Bond Funds 10% Long-Term Treasury Bond Funds 5% Long-Term Inflation-Protected Bond Funds 0% Short-Term Inflation-Protected Bond Funds 0% Short-Term Funds 0% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who anticipate retiring in or within a few years of 2040 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches Fidelity Freedom® Income Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Income Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.401k.com
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		0.35%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		19.23%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(20.66%)
Performance Table Heading		Average Annual Returns
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom 2040 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%			14.30%
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom 2040 Fund | F0270
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom 2040 Composite Index℠
Average Annual Return, Percent			13.58%											8.52%			9.18%
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom 2045 Fund | Fidelity Freedom 2045 Fund - Class K6
Prospectus Line Items
Management Fees (as a percentage of Assets)	[17]	0.45%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[17]	0.45%
Expense Example, with Redemption, 1 Year		$ 46
Expense Example, with Redemption, 3 Years		144
Expense Example, with Redemption, 5 Years		252
Expense Example, with Redemption, 10 Years		$ 567
Annual Return, Inception Date		Jun. 07, 2017
Average Annual Return, Label [Optional Text]			Class K6
Average Annual Return, Percent			14.40%											9.39%			9.41%	[18]
Annual Return [Percent]				14.40%	20.91%	(18.12%)	16.78%	18.46%	25.76%	(8.74%)
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom 2045 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® 2045 Fund/K6
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® 2045 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 18% of the average value of its portfolio.
Portfolio Turnover, Rate		18.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund, approximately 10 to 19 years after the year 2045. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.As of April 1, 2025, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately: U.S. Equity Funds 54% International Equity Funds 36% International Bond Funds 1% U.S. Investment Grade Bond Funds 4% Long-Term Treasury Bond Funds 5% Long-Term Inflation-Protected Bond Funds 0% Short-Term Inflation-Protected Bond Funds 0% Short-Term Funds 0% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who anticipate retiring in or within a few years of 2045 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches Fidelity Freedom® Income Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Income Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.401k.com
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		0.07%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		19.16%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(20.68%)
Performance Table Heading		Average Annual Returns
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom 2045 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%			14.30%
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom 2045 Fund | F0390
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom 2045 Composite Index℠
Average Annual Return, Percent			14.40%											8.77%			9.35%
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom 2050 Fund | Fidelity Freedom 2050 Fund - Class K6
Prospectus Line Items
Management Fees (as a percentage of Assets)	[19]	0.45%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[19]	0.45%
Expense Example, with Redemption, 1 Year		$ 46
Expense Example, with Redemption, 3 Years		144
Expense Example, with Redemption, 5 Years		252
Expense Example, with Redemption, 10 Years		$ 567
Annual Return, Inception Date		Jun. 07, 2017
Average Annual Return, Label [Optional Text]			Class K6
Average Annual Return, Percent			14.44%											9.41%			9.41%	[20]
Annual Return [Percent]				14.44%	20.87%	(18.10%)	16.79%	18.48%	25.65%	(8.74%)
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom 2050 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® 2050 Fund/K6
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® 2050 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 19% of the average value of its portfolio.
Portfolio Turnover, Rate		19.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund, approximately 10 to 19 years after the year 2050. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.As of April 1, 2025, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately: U.S. Equity Funds 54% International Equity Funds 36% International Bond Funds 1% U.S. Investment Grade Bond Funds 4% Long-Term Treasury Bond Funds 5% Long-Term Inflation-Protected Bond Funds 0% Short-Term Inflation-Protected Bond Funds 0% Short-Term Funds 0% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who anticipate retiring in or within a few years of 2050 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches Fidelity Freedom® Income Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Income Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.401k.com
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		0.07%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		19.16%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(20.61%)
Performance Table Heading		Average Annual Returns
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom 2050 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%			14.30%
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom 2050 Fund | F0391
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom 2050 Composite Index℠
Average Annual Return, Percent			14.40%											8.77%			9.35%
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom 2055 Fund | Fidelity Freedom 2055 Fund - Class K6
Prospectus Line Items
Management Fees (as a percentage of Assets)	[21]	0.45%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[21]	0.45%
Expense Example, with Redemption, 1 Year		$ 46
Expense Example, with Redemption, 3 Years		144
Expense Example, with Redemption, 5 Years		252
Expense Example, with Redemption, 10 Years		$ 567
Annual Return, Inception Date		Jun. 07, 2017
Average Annual Return, Label [Optional Text]			Class K6
Average Annual Return, Percent			14.43%											9.40%			9.41%	[22]
Annual Return [Percent]				14.43%	20.85%	(18.07%)	16.77%	18.46%	25.67%	(8.68%)
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom 2055 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® 2055 Fund/K6
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® 2055 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 18% of the average value of its portfolio.
Portfolio Turnover, Rate		18.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund, approximately 10 to 19 years after the year 2055. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.As of April 1, 2025, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately: U.S. Equity Funds 54% International Equity Funds 36% International Bond Funds 1% U.S. Investment Grade Bond Funds 4% Long-Term Treasury Bond Funds 5% Long-Term Inflation-Protected Bond Funds 0% Short-Term Inflation-Protected Bond Funds 0% Short-Term Funds 0% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who anticipate retiring in or within a few years of 2055 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches Fidelity Freedom® Income Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Income Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.401k.com
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		0.06%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		19.23%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(20.68%)
Performance Table Heading		Average Annual Returns
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom 2055 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%			14.30%
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom 2055 Fund | F1682
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom 2055 Composite Index℠
Average Annual Return, Percent			14.40%											8.77%			9.35%
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom 2060 Fund | Fidelity Freedom 2060 Fund - Class K6
Prospectus Line Items
Management Fees (as a percentage of Assets)	[23]	0.45%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[23]	0.45%
Expense Example, with Redemption, 1 Year		$ 46
Expense Example, with Redemption, 3 Years		144
Expense Example, with Redemption, 5 Years		252
Expense Example, with Redemption, 10 Years		$ 567
Annual Return, Inception Date		Jun. 07, 2017
Average Annual Return, Label [Optional Text]			Class K6
Average Annual Return, Percent			14.39%											9.39%			9.40%	[24]
Annual Return [Percent]				14.39%	20.87%	(18.09%)	16.71%	18.53%	25.60%	(8.69%)
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom 2060 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® 2060 Fund/K6
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® 2060 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 18% of the average value of its portfolio.
Portfolio Turnover, Rate		18.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund, approximately 10 to 19 years after the year 2060. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.As of April 1, 2025, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately: U.S. Equity Funds 54% International Equity Funds 36% International Bond Funds 1% U.S. Investment Grade Bond Funds 4% Long-Term Treasury Bond Funds 5% Long-Term Inflation-Protected Bond Funds 0% Short-Term Inflation-Protected Bond Funds 0% Short-Term Funds 0% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who anticipate retiring in or within a few years of 2060 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches Fidelity Freedom® Income Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Income Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.401k.com
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		0.14%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		19.27%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(20.69%)
Performance Table Heading		Average Annual Returns
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom 2060 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%			14.30%
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom 2060 Fund | F1032
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom 2060 Composite Index℠
Average Annual Return, Percent			14.40%											8.77%			9.35%
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom 2065 Fund | Fidelity Freedom 2065 Fund - Class K6
Prospectus Line Items
Management Fees (as a percentage of Assets)	[25]	0.45%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[25]	0.45%
Expense Example, with Redemption, 1 Year		$ 46
Expense Example, with Redemption, 3 Years		144
Expense Example, with Redemption, 5 Years		252
Expense Example, with Redemption, 10 Years		$ 567
Annual Return, Inception Date		Jun. 28, 2019
Average Annual Return, Label [Optional Text]			Class K6
Average Annual Return, Percent			14.43%											9.37%	10.24%	[26]
Annual Return [Percent]				14.43%	20.78%	(18.04%)	16.75%	18.33%
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom 2065 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® 2065 Fund/K6
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® 2065 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 16% of the average value of its portfolio.
Portfolio Turnover, Rate		16.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund, approximately 10 to 19 years after the year 2065. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.As of April 1, 2025, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately: U.S. Equity Funds 54% International Equity Funds 36% International Bond Funds 1% U.S. Investment Grade Bond Funds 4% Long-Term Treasury Bond Funds 5% Long-Term Inflation-Protected Bond Funds 0% Short-Term Inflation-Protected Bond Funds 0% Short-Term Funds 0% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who anticipate retiring in or within a few years of 2065 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches Fidelity Freedom® Income Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Income Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.401k.com
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		0.08%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		19.15%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(20.72%)
Performance Table Heading		Average Annual Returns
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom 2065 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%	15.27%
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom 2065 Fund | IXX3K
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom 2065 Composite Index℠
Average Annual Return, Percent			14.40%											8.77%	9.58%
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom 2070 Fund | Fidelity Freedom 2070 Fund - Class K6
Prospectus Line Items
Management Fees (as a percentage of Assets)	[27]	0.45%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[27]	0.45%
Expense Example, with Redemption, 1 Year		$ 46
Expense Example, with Redemption, 3 Years		144
Expense Example, with Redemption, 5 Years		252
Expense Example, with Redemption, 10 Years		$ 567
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom 2070 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® 2070 Fund/K6
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® 2070 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. For the period from June 28, 2024 to March 31, 2025, the fund's portfolio turnover rate was 23% (annualized) of the average value of its portfolio.
Portfolio Turnover, Rate		23.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund, approximately 10 to 19 years after the year 2070. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.As of April 1, 2025, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately: U.S. Equity Funds 54% International Equity Funds 36% International Bond Funds 1% U.S. Investment Grade Bond Funds 4% Long-Term Treasury Bond Funds 5% Long-Term Inflation-Protected Bond Funds 0% Short-Term Inflation-Protected Bond Funds 0% Short-Term Funds 0% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who anticipate retiring in or within a few years of 2070 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches Fidelity Freedom® Income Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Income Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]		Performance history will be available for the fund after the fund has been in operation for one calendar year.
FidelityFreedomFunds-KComboPRO | Fidelity Freedom Income Fund | Fidelity Freedom Income Fund - Class K
Prospectus Line Items
Management Fees (as a percentage of Assets)	[28]	0.42%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[28]	0.42%
Expense Example, with Redemption, 1 Year		$ 43
Expense Example, with Redemption, 3 Years		135
Expense Example, with Redemption, 5 Years		235
Expense Example, with Redemption, 10 Years		$ 530
Annual Return, Inception Date		Jul. 20, 2017
Average Annual Return, Label [Optional Text]			Class K
Average Annual Return, Percent			4.40%											2.42%			3.13%	[29]
Annual Return [Percent]				4.40%	8.26%	(11.30%)	3.15%	9.00%	10.74%	(1.74%)
FidelityFreedomFunds-KComboPRO | Fidelity Freedom Income Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® Income Fund/K
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® Income Fund seeks high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate		14.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).Allocating assets according to a stable neutral asset allocation strategy (approximately 11% in U.S. equity funds, 8% in international equity funds, 43% in U.S. investment grade bond funds, 5% in international bond funds, 3% in long-term treasury bond funds, 20% in short-term inflation-protected bond funds, and 10% in short-term funds). Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.Allocating assets among underlying Fidelity® funds and futures according to a stable neutral asset allocation of approximately: U.S. Equity Funds 11% International Equity Funds 8% International Bond Funds 5% U.S. Investment Grade Bond Funds 43% Long-Term Treasury Bond Funds 3% Long-Term Inflation-Protected Bond Funds 0% Short-Term Inflation-Protected Bond Funds 20% Short-Term Funds 10% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.401k.com
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		2.24%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		6.43%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(6.16%)
Performance Table Heading		Average Annual Returns
FidelityFreedomFunds-KComboPRO | Fidelity Freedom Income Fund | F0199
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom Income Composite Index℠
Average Annual Return, Percent			5.00%											2.56%			3.37%
FidelityFreedomFunds-KComboPRO | Fidelity Freedom Income Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%											(0.33%)			1.01%
FidelityFreedomFunds-KComboPRO | Fidelity Freedom 2010 Fund | Fidelity Freedom 2010 Fund - Class K
Prospectus Line Items
Management Fees (as a percentage of Assets)	[30]	0.42%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[30]	0.42%
Expense Example, with Redemption, 1 Year		$ 43
Expense Example, with Redemption, 3 Years		135
Expense Example, with Redemption, 5 Years		235
Expense Example, with Redemption, 10 Years		$ 530
Annual Return, Inception Date		Jul. 20, 2017
Average Annual Return, Label [Optional Text]			Class K
Average Annual Return, Percent			5.33%											3.38%			4.17%	[31]
Annual Return [Percent]				5.33%	9.94%	(13.18%)	5.64%	11.19%	14.41%	(3.52%)
FidelityFreedomFunds-KComboPRO | Fidelity Freedom 2010 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® 2010 Fund/K
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® 2010 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate		14.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund, approximately 10 to 19 years after the year 2010. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.As of April 1, 2025, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately: U.S. Equity Funds 15% International Equity Funds 10% International Bond Funds 5% U.S. Investment Grade Bond Funds 41% Long-Term Treasury Bond Funds 3% Long-Term Inflation-Protected Bond Funds 2% Short-Term Inflation-Protected Bond Funds 16% Short-Term Funds 8% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who retired in or within a few years of 2010 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches Fidelity Freedom® Income Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Income Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.401k.com
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		2.08%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		9.21%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(8.27%)
Performance Table Heading		Average Annual Returns
FidelityFreedomFunds-KComboPRO | Fidelity Freedom 2010 Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%											(0.33%)			1.01%
FidelityFreedomFunds-KComboPRO | Fidelity Freedom 2010 Fund | F0201
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom 2010 Composite Index℠
Average Annual Return, Percent			5.84%											3.36%			4.36%
FidelityFreedomFunds-KComboPRO | Fidelity Freedom 2015 Fund | Fidelity Freedom 2015 Fund - Class K
Prospectus Line Items
Management Fees (as a percentage of Assets)	[32]	0.45%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[32]	0.45%
Expense Example, with Redemption, 1 Year		$ 46
Expense Example, with Redemption, 3 Years		144
Expense Example, with Redemption, 5 Years		252
Expense Example, with Redemption, 10 Years		$ 567
Annual Return, Inception Date		Jul. 20, 2017
Average Annual Return, Label [Optional Text]			Class K
Average Annual Return, Percent			6.29%											4.10%			4.85%	[33]
Annual Return [Percent]				6.29%	11.44%	(14.53%)	7.31%	12.50%	16.37%	(4.38%)
FidelityFreedomFunds-KComboPRO | Fidelity Freedom 2015 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® 2015 Fund/K
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® 2015 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate		14.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund, approximately 10 to 19 years after the year 2015. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.As of April 1, 2025, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately: U.S. Equity Funds 21% International Equity Funds 14% International Bond Funds 5% U.S. Investment Grade Bond Funds 37% Long-Term Treasury Bond Funds 3% Long-Term Inflation-Protected Bond Funds 4% Short-Term Inflation-Protected Bond Funds 10% Short-Term Funds 6% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who retired in or within a few years of 2015 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches Fidelity Freedom® Income Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Income Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.401k.com
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		1.93%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		10.83%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(10.42%)
Performance Table Heading		Average Annual Returns
FidelityFreedomFunds-KComboPRO | Fidelity Freedom 2015 Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%											(0.33%)			1.01%
FidelityFreedomFunds-KComboPRO | Fidelity Freedom 2015 Fund | F0550
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom 2015 Composite Index℠
Average Annual Return, Percent			6.81%											4.01%			5.03%
FidelityFreedomFunds-KComboPRO | Fidelity Freedom 2020 Fund | Fidelity Freedom 2020 Fund - Class K
Prospectus Line Items
Management Fees (as a percentage of Assets)	[34]	0.48%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):	[35]	0.01%
Expenses (as a percentage of Assets)	[34]	0.49%
Expense Example, with Redemption, 1 Year		$ 50
Expense Example, with Redemption, 3 Years		157
Expense Example, with Redemption, 5 Years		274
Expense Example, with Redemption, 10 Years		$ 616
Annual Return, Inception Date		Jul. 20, 2017
Average Annual Return, Label [Optional Text]			Class K
Average Annual Return, Percent			7.37%											4.79%			5.48%	[36]
Annual Return [Percent]				7.37%	13.00%	(16.03%)	9.02%	13.76%	18.14%	(5.16%)
FidelityFreedomFunds-KComboPRO | Fidelity Freedom 2020 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® 2020 Fund/K
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® 2020 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate		14.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund, approximately 10 to 19 years after the year 2020. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.As of April 1, 2025, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately: U.S. Equity Funds 26% International Equity Funds 17% International Bond Funds 5% U.S. Investment Grade Bond Funds 33% Long-Term Treasury Bond Funds 4% Long-Term Inflation-Protected Bond Funds 7% Short-Term Inflation-Protected Bond Funds 5% Short-Term Funds 3% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who retired in or within a few years of 2020 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches Fidelity Freedom® Income Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Income Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.401k.com
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		1.67%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		12.41%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(12.35%)
Performance Table Heading		Average Annual Returns
FidelityFreedomFunds-KComboPRO | Fidelity Freedom 2020 Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%											(0.33%)			1.01%
FidelityFreedomFunds-KComboPRO | Fidelity Freedom 2020 Fund | F0202
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom 2020 Composite Index℠
Average Annual Return, Percent			7.78%											4.64%			5.64%
FidelityFreedomFunds-KComboPRO | Fidelity Freedom 2025 Fund | Fidelity Freedom 2025 Fund - Class K
Prospectus Line Items
Management Fees (as a percentage of Assets)	[37]	0.52%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[37]	0.52%
Expense Example, with Redemption, 1 Year		$ 53
Expense Example, with Redemption, 3 Years		167
Expense Example, with Redemption, 5 Years		291
Expense Example, with Redemption, 10 Years		$ 653
Annual Return, Inception Date		Jul. 20, 2017
Average Annual Return, Label [Optional Text]			Class K
Average Annual Return, Percent			8.26%											5.43%			6.04%	[38]
Annual Return [Percent]				8.26%	14.22%	(16.62%)	10.17%	14.68%	19.57%	(5.81%)
FidelityFreedomFunds-KComboPRO | Fidelity Freedom 2025 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® 2025 Fund/K
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® 2025 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.
Portfolio Turnover, Rate		15.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund, approximately 10 to 19 years after the year 2025. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.As of April 1, 2025, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately: U.S. Equity Funds 31% International Equity Funds 21% International Bond Funds 5% U.S. Investment Grade Bond Funds 30% Long-Term Treasury Bond Funds 4% Long-Term Inflation-Protected Bond Funds 10% Short-Term Inflation-Protected Bond Funds 0% Short-Term Funds 0% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who anticipate retiring in or within a few years of 2025 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches Fidelity Freedom® Income Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Income Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.401k.com
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		1.54%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		13.64%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(13.85%)
Performance Table Heading		Average Annual Returns
FidelityFreedomFunds-KComboPRO | Fidelity Freedom 2025 Fund | F0551
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom 2025 Composite Index℠
Average Annual Return, Percent			8.64%											5.23%			6.19%
FidelityFreedomFunds-KComboPRO | Fidelity Freedom 2025 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%			14.26%
FidelityFreedomFunds-KComboPRO | Fidelity Freedom 2030 Fund | Fidelity Freedom 2030 Fund - Class K
Prospectus Line Items
Management Fees (as a percentage of Assets)	[39]	0.55%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):	[40]	0.01%
Expenses (as a percentage of Assets)	[39]	0.56%
Expense Example, with Redemption, 1 Year		$ 57
Expense Example, with Redemption, 3 Years		179
Expense Example, with Redemption, 5 Years		313
Expense Example, with Redemption, 10 Years		$ 701
Annual Return, Inception Date		Jul. 20, 2017
Average Annual Return, Label [Optional Text]			Class K
Average Annual Return, Percent			9.37%											6.27%			6.84%	[41]
Annual Return [Percent]				9.37%	15.47%	(16.86%)	11.53%	15.75%	21.87%	(6.92%)
FidelityFreedomFunds-KComboPRO | Fidelity Freedom 2030 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® 2030 Fund/K
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® 2030 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 16% of the average value of its portfolio.
Portfolio Turnover, Rate		16.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund, approximately 10 to 19 years after the year 2030. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.As of April 1, 2025, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately: U.S. Equity Funds 35% International Equity Funds 23% International Bond Funds 5% U.S. Investment Grade Bond Funds 27% Long-Term Treasury Bond Funds 4% Long-Term Inflation-Protected Bond Funds 6% Short-Term Inflation-Protected Bond Funds 0% Short-Term Funds 0% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who anticipate retiring in or within a few years of 2030 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches Fidelity Freedom® Income Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Income Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.401k.com
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		1.14%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		15.41%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(15.90%)
Performance Table Heading		Average Annual Returns
FidelityFreedomFunds-KComboPRO | Fidelity Freedom 2030 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%			14.26%
FidelityFreedomFunds-KComboPRO | Fidelity Freedom 2030 Fund | F0203
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom 2030 Composite Index℠
Average Annual Return, Percent			9.69%											6.00%			6.98%
FidelityFreedomFunds-KComboPRO | Fidelity Freedom 2035 Fund | Fidelity Freedom 2035 Fund - Class K
Prospectus Line Items
Management Fees (as a percentage of Assets)	[42]	0.59%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[42]	0.59%
Expense Example, with Redemption, 1 Year		$ 60
Expense Example, with Redemption, 3 Years		189
Expense Example, with Redemption, 5 Years		329
Expense Example, with Redemption, 10 Years		$ 738
Annual Return, Inception Date		Jul. 20, 2017
Average Annual Return, Label [Optional Text]			Class K
Average Annual Return, Percent			11.09%											7.68%			7.99%	[43]
Annual Return [Percent]				11.09%	17.80%	(17.56%)	14.42%	17.26%	24.55%	(8.29%)
FidelityFreedomFunds-KComboPRO | Fidelity Freedom 2035 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® 2035 Fund/K
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® 2035 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 19% of the average value of its portfolio.
Portfolio Turnover, Rate		19.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund, approximately 10 to 19 years after the year 2035. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.As of April 1, 2025, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately: U.S. Equity Funds 41% International Equity Funds 27% International Bond Funds 4% U.S. Investment Grade Bond Funds 22% Long-Term Treasury Bond Funds 5% Long-Term Inflation-Protected Bond Funds 1% Short-Term Inflation-Protected Bond Funds 0% Short-Term Funds 0% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who anticipate retiring in or within a few years of 2035 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches Fidelity Freedom® Income Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Income Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.401k.com
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		0.77%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		17.85%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(19.11%)
Performance Table Heading		Average Annual Returns
FidelityFreedomFunds-KComboPRO | Fidelity Freedom 2035 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%			14.26%
FidelityFreedomFunds-KComboPRO | Fidelity Freedom 2035 Fund | F0552
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom 2035 Composite Index℠
Average Annual Return, Percent			11.42%											7.30%			8.13%
FidelityFreedomFunds-KComboPRO | Fidelity Freedom 2040 Fund | Fidelity Freedom 2040 Fund - Class K
Prospectus Line Items
Management Fees (as a percentage of Assets)	[44]	0.62%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):	[45]	0.01%
Expenses (as a percentage of Assets)	[44]	0.63%
Expense Example, with Redemption, 1 Year		$ 64
Expense Example, with Redemption, 3 Years		202
Expense Example, with Redemption, 5 Years		351
Expense Example, with Redemption, 10 Years		$ 786
Annual Return, Inception Date		Jul. 20, 2017
Average Annual Return, Label [Optional Text]			Class K
Average Annual Return, Percent			13.32%											8.97%			8.90%	[46]
Annual Return [Percent]				13.32%	20.09%	(18.14%)	16.52%	18.36%	25.49%	(8.89%)
FidelityFreedomFunds-KComboPRO | Fidelity Freedom 2040 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® 2040 Fund/K
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® 2040 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 20% of the average value of its portfolio.
Portfolio Turnover, Rate		20.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund, approximately 10 to 19 years after the year 2040. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.As of April 1, 2025, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately: U.S. Equity Funds 49% International Equity Funds 33% International Bond Funds 2% U.S. Investment Grade Bond Funds 10% Long-Term Treasury Bond Funds 5% Long-Term Inflation-Protected Bond Funds 0% Short-Term Inflation-Protected Bond Funds 0% Short-Term Funds 0% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who anticipate retiring in or within a few years of 2040 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches Fidelity Freedom® Income Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Income Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.401k.com
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		0.26%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		19.11%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(20.70%)
Performance Table Heading		Average Annual Returns
FidelityFreedomFunds-KComboPRO | Fidelity Freedom 2040 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%			14.26%
FidelityFreedomFunds-KComboPRO | Fidelity Freedom 2040 Fund | F0270
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom 2040 Composite Index℠
Average Annual Return, Percent			13.58%											8.52%			9.02%
FidelityFreedomFunds-KComboPRO | Fidelity Freedom 2045 Fund | Fidelity Freedom 2045 Fund - Class K
Prospectus Line Items
Management Fees (as a percentage of Assets)	[47]	0.64%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):	[48]	0.01%
Expenses (as a percentage of Assets)	[47]	0.65%
Expense Example, with Redemption, 1 Year		$ 66
Expense Example, with Redemption, 3 Years		208
Expense Example, with Redemption, 5 Years		362
Expense Example, with Redemption, 10 Years		$ 810
Annual Return, Inception Date		Jul. 20, 2017
Average Annual Return, Label [Optional Text]			Class K
Average Annual Return, Percent			14.22%											9.22%			9.07%	[49]
Annual Return [Percent]				14.22%	20.66%	(18.22%)	16.60%	18.28%	25.54%	(8.90%)
FidelityFreedomFunds-KComboPRO | Fidelity Freedom 2045 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® 2045 Fund/K
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® 2045 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 18% of the average value of its portfolio.
Portfolio Turnover, Rate		18.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund, approximately 10 to 19 years after the year 2045. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.As of April 1, 2025, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately: U.S. Equity Funds 54% International Equity Funds 36% International Bond Funds 1% U.S. Investment Grade Bond Funds 4% Long-Term Treasury Bond Funds 5% Long-Term Inflation-Protected Bond Funds 0% Short-Term Inflation-Protected Bond Funds 0% Short-Term Funds 0% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who anticipate retiring in or within a few years of 2045 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches Fidelity Freedom® Income Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Income Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.401k.com
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		none
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		19.15%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(20.72%)
Performance Table Heading		Average Annual Returns
FidelityFreedomFunds-KComboPRO | Fidelity Freedom 2045 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%			14.26%
FidelityFreedomFunds-KComboPRO | Fidelity Freedom 2045 Fund | F0390
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom 2045 Composite Index℠
Average Annual Return, Percent			14.40%											8.77%			9.19%
FidelityFreedomFunds-KComboPRO | Fidelity Freedom 2050 Fund | Fidelity Freedom 2050 Fund - Class K
Prospectus Line Items
Management Fees (as a percentage of Assets)	[50]	0.64%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):	[51]	0.01%
Expenses (as a percentage of Assets)	[50]	0.65%
Expense Example, with Redemption, 1 Year		$ 66
Expense Example, with Redemption, 3 Years		208
Expense Example, with Redemption, 5 Years		362
Expense Example, with Redemption, 10 Years		$ 810
Annual Return, Inception Date		Jul. 20, 2017
Average Annual Return, Label [Optional Text]			Class K
Average Annual Return, Percent			14.18%											9.22%			9.07%	[52]
Annual Return [Percent]				14.18%	20.64%	(18.22%)	16.58%	18.36%	25.48%	(8.85%)
FidelityFreedomFunds-KComboPRO | Fidelity Freedom 2050 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® 2050 Fund/K
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® 2050 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 19% of the average value of its portfolio.
Portfolio Turnover, Rate		19.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund, approximately 10 to 19 years after the year 2050. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.As of April 1, 2025, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately: U.S. Equity Funds 54% International Equity Funds 36% International Bond Funds 1% U.S. Investment Grade Bond Funds 4% Long-Term Treasury Bond Funds 5% Long-Term Inflation-Protected Bond Funds 0% Short-Term Inflation-Protected Bond Funds 0% Short-Term Funds 0% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who anticipate retiring in or within a few years of 2050 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches Fidelity Freedom® Income Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Income Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.401k.com
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		0.07%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		19.12%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(20.66%)
Performance Table Heading		Average Annual Returns
FidelityFreedomFunds-KComboPRO | Fidelity Freedom 2050 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%			14.26%
FidelityFreedomFunds-KComboPRO | Fidelity Freedom 2050 Fund | F0391
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom 2050 Composite Index℠
Average Annual Return, Percent			14.40%											8.77%			9.19%
FidelityFreedomFunds-KComboPRO | Fidelity Freedom 2055 Fund | Fidelity Freedom 2055 Fund - Class K
Prospectus Line Items
Management Fees (as a percentage of Assets)	[53]	0.64%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):	[54]	0.01%
Expenses (as a percentage of Assets)	[53]	0.65%
Expense Example, with Redemption, 1 Year		$ 66
Expense Example, with Redemption, 3 Years		208
Expense Example, with Redemption, 5 Years		362
Expense Example, with Redemption, 10 Years		$ 810
Annual Return, Inception Date		Jul. 20, 2017
Average Annual Return, Label [Optional Text]			Class K
Average Annual Return, Percent			14.19%											9.21%			9.08%	[55]
Annual Return [Percent]				14.19%	20.65%	(18.20%)	16.56%	18.28%	25.57%	(8.86%)
FidelityFreedomFunds-KComboPRO | Fidelity Freedom 2055 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® 2055 Fund/K
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® 2055 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 18% of the average value of its portfolio.
Portfolio Turnover, Rate		18.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund, approximately 10 to 19 years after the year 2055. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.As of April 1, 2025, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately: U.S. Equity Funds 54% International Equity Funds 36% International Bond Funds 1% U.S. Investment Grade Bond Funds 4% Long-Term Treasury Bond Funds 5% Long-Term Inflation-Protected Bond Funds 0% Short-Term Inflation-Protected Bond Funds 0% Short-Term Funds 0% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who anticipate retiring in or within a few years of 2055 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches Fidelity Freedom® Income Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Income Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.401k.com
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		0.06%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		19.10%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(20.71%)
Performance Table Heading		Average Annual Returns
FidelityFreedomFunds-KComboPRO | Fidelity Freedom 2055 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%			14.26%
FidelityFreedomFunds-KComboPRO | Fidelity Freedom 2055 Fund | F1682
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom 2055 Composite Index℠
Average Annual Return, Percent			14.40%											8.77%			9.19%
FidelityFreedomFunds-KComboPRO | Fidelity Freedom 2060 Fund | Fidelity Freedom 2060 Fund - Class K
Prospectus Line Items
Management Fees (as a percentage of Assets)	[56]	0.64%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):	[57]	0.01%
Expenses (as a percentage of Assets)	[56]	0.65%
Expense Example, with Redemption, 1 Year		$ 66
Expense Example, with Redemption, 3 Years		208
Expense Example, with Redemption, 5 Years		362
Expense Example, with Redemption, 10 Years		$ 810
Annual Return, Inception Date		Jul. 20, 2017
Average Annual Return, Label [Optional Text]			Class K
Average Annual Return, Percent			14.15%											9.22%			9.07%	[58]
Annual Return [Percent]				14.15%	20.59%	(18.18%)	16.60%	18.33%	25.44%	(8.83%)
FidelityFreedomFunds-KComboPRO | Fidelity Freedom 2060 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® 2060 Fund/K
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® 2060 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 18% of the average value of its portfolio.
Portfolio Turnover, Rate		18.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund, approximately 10 to 19 years after the year 2060. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.As of April 1, 2025, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately: U.S. Equity Funds 54% International Equity Funds 36% International Bond Funds 1% U.S. Investment Grade Bond Funds 4% Long-Term Treasury Bond Funds 5% Long-Term Inflation-Protected Bond Funds 0% Short-Term Inflation-Protected Bond Funds 0% Short-Term Funds 0% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who anticipate retiring in or within a few years of 2060 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches Fidelity Freedom® Income Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Income Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.401k.com
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		0.07%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		19.10%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(20.68%)
Performance Table Heading		Average Annual Returns
FidelityFreedomFunds-KComboPRO | Fidelity Freedom 2060 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%			14.26%
FidelityFreedomFunds-KComboPRO | Fidelity Freedom 2060 Fund | F1032
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom 2060 Composite Index℠
Average Annual Return, Percent			14.40%											8.77%			9.19%
FidelityFreedomFunds-KComboPRO | Fidelity Freedom 2065 Fund | Fidelity Freedom 2065 Fund - Class K
Prospectus Line Items
Management Fees (as a percentage of Assets)	[59]	0.64%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):	[60]	0.01%
Expenses (as a percentage of Assets)	[59]	0.65%
Expense Example, with Redemption, 1 Year		$ 66
Expense Example, with Redemption, 3 Years		208
Expense Example, with Redemption, 5 Years		362
Expense Example, with Redemption, 10 Years		$ 810
Annual Return, Inception Date		Jun. 28, 2019
Average Annual Return, Label [Optional Text]			Class K
Average Annual Return, Percent			14.18%											9.20%	10.06%	[61]
Annual Return [Percent]				14.18%	20.69%	(18.20%)	16.53%	18.23%
FidelityFreedomFunds-KComboPRO | Fidelity Freedom 2065 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® 2065 Fund/K
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® 2065 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 16% of the average value of its portfolio.
Portfolio Turnover, Rate		16.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund, approximately 10 to 19 years after the year 2065. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.As of April 1, 2025, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately: U.S. Equity Funds 54% International Equity Funds 36% International Bond Funds 1% U.S. Investment Grade Bond Funds 4% Long-Term Treasury Bond Funds 5% Long-Term Inflation-Protected Bond Funds 0% Short-Term Inflation-Protected Bond Funds 0% Short-Term Funds 0% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who anticipate retiring in or within a few years of 2065 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches Fidelity Freedom® Income Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Income Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.401k.com
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		none
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		19.13%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(20.74%)
Performance Table Heading		Average Annual Returns
FidelityFreedomFunds-KComboPRO | Fidelity Freedom 2065 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%	15.27%
FidelityFreedomFunds-KComboPRO | Fidelity Freedom 2065 Fund | IXX3K
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom 2065 Composite Index℠
Average Annual Return, Percent			14.40%											8.77%	9.58%
FidelityFreedomFunds-KComboPRO | Fidelity Freedom 2070 Fund | Fidelity Freedom 2070 Fund - Class K
Prospectus Line Items
Management Fees (as a percentage of Assets)	[62]	0.64%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):	[63]	0.01%
Expenses (as a percentage of Assets)	[62]	0.65%
Expense Example, with Redemption, 1 Year		$ 66
Expense Example, with Redemption, 3 Years		208
Expense Example, with Redemption, 5 Years		362
Expense Example, with Redemption, 10 Years		$ 810
FidelityFreedomFunds-KComboPRO | Fidelity Freedom 2070 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® 2070 Fund/K
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® 2070 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. For the period from June 28, 2024 to March 31, 2025, the fund's portfolio turnover rate was 23% (annualized) of the average value of its portfolio.
Portfolio Turnover, Rate		23.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund, approximately 10 to 19 years after the year 2070. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.As of April 1, 2025, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately: U.S. Equity Funds 54% International Equity Funds 36% International Bond Funds 1% U.S. Investment Grade Bond Funds 4% Long-Term Treasury Bond Funds 5% Long-Term Inflation-Protected Bond Funds 0% Short-Term Inflation-Protected Bond Funds 0% Short-Term Funds 0% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who anticipate retiring in or within a few years of 2070 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches Fidelity Freedom® Income Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Income Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]		Performance history will be available for the fund after the fund has been in operation for one calendar year.
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom Income Fund | Fidelity Freedom Income Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	[64]	0.46%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[64]	0.46%
Expense Example, with Redemption, 1 Year		$ 47
Expense Example, with Redemption, 3 Years		148
Expense Example, with Redemption, 5 Years		258
Expense Example, with Redemption, 10 Years		$ 579
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			4.34%											2.37%					3.31%
Annual Return [Percent]				4.34%	8.18%	(11.32%)	3.11%	8.93%	10.73%	(1.88%)	8.21%	5.16%	(0.38%)
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom Income Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® Income Fund/Fidelity Freedom® Income Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® Income Fund seeks high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate		14.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).Allocating assets according to a stable neutral asset allocation strategy (approximately 11% in U.S. equity funds, 8% in international equity funds, 43% in U.S. investment grade bond funds, 5% in international bond funds, 3% in long-term treasury bond funds, 20% in short-term inflation-protected bond funds, and 10% in short-term funds). Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.Allocating assets among underlying Fidelity® funds and futures according to a stable neutral asset allocation of approximately: U.S. Equity Funds 11% International Equity Funds 8% International Bond Funds 5% U.S. Investment Grade Bond Funds 43% Long-Term Treasury Bond Funds 3% Long-Term Inflation-Protected Bond Funds 0% Short-Term Inflation-Protected Bond Funds 20% Short-Term Funds 10% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017, does not reflect the fund's current pricing structure. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		2.24%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		6.40%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(6.15%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom Income Fund | After Taxes on Distributions | Fidelity Freedom Income Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			3.13%											0.88%					1.91%
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom Income Fund | After Taxes on Distributions and Sales | Fidelity Freedom Income Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.66%											1.36%					2.13%
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom Income Fund | F0199
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom Income Composite Index℠
Average Annual Return, Percent			5.00%											2.56%					3.35%
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom Income Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%											(0.33%)					1.35%
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2010 Fund | Fidelity Freedom 2010 Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	[65]	0.46%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[65]	0.46%
Expense Example, with Redemption, 1 Year		$ 47
Expense Example, with Redemption, 3 Years		148
Expense Example, with Redemption, 5 Years		258
Expense Example, with Redemption, 10 Years		$ 579
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			5.26%											3.31%					4.47%
Annual Return [Percent]				5.26%	9.82%	(13.21%)	5.60%	11.06%	14.35%	(3.56%)	12.48%	6.42%	(0.28%)
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2010 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® 2010 Fund/Fidelity Freedom® 2010 Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® 2010 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate		14.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund, approximately 10 to 19 years after the year 2010. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.As of April 1, 2025, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately: U.S. Equity Funds 15% International Equity Funds 10% International Bond Funds 5% U.S. Investment Grade Bond Funds 41% Long-Term Treasury Bond Funds 3% Long-Term Inflation-Protected Bond Funds 2% Short-Term Inflation-Protected Bond Funds 16% Short-Term Funds 8% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who retired in or within a few years of 2010 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches Fidelity Freedom® Income Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Income Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017, does not reflect the fund's current pricing structure. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		2.08%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		9.19%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(8.33%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2010 Fund | After Taxes on Distributions | Fidelity Freedom 2010 Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			4.12%											1.58%					2.82%
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2010 Fund | After Taxes on Distributions and Sales | Fidelity Freedom 2010 Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.22%											2.11%					3.05%
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2010 Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%											(0.33%)					1.35%
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2010 Fund | F0201
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom 2010 Composite Index℠
Average Annual Return, Percent			5.84%											3.36%					4.48%
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2015 Fund | Fidelity Freedom 2015 Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	[66]	0.50%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[66]	0.50%
Expense Example, with Redemption, 1 Year		$ 51
Expense Example, with Redemption, 3 Years		160
Expense Example, with Redemption, 5 Years		280
Expense Example, with Redemption, 10 Years		$ 628
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			6.21%											4.02%					5.14%
Annual Return [Percent]				6.21%	11.39%	(14.62%)	7.26%	12.42%	16.28%	(4.42%)	14.28%	7.04%	(0.34%)
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2015 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® 2015 Fund/Fidelity Freedom® 2015 Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® 2015 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate		14.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund, approximately 10 to 19 years after the year 2015. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.As of April 1, 2025, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately: U.S. Equity Funds 21% International Equity Funds 14% International Bond Funds 5% U.S. Investment Grade Bond Funds 37% Long-Term Treasury Bond Funds 3% Long-Term Inflation-Protected Bond Funds 4% Short-Term Inflation-Protected Bond Funds 10% Short-Term Funds 6% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who retired in or within a few years of 2015 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches Fidelity Freedom® Income Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Income Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017, does not reflect the fund's current pricing structure. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		1.93%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		10.89%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(10.48%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2015 Fund | After Taxes on Distributions | Fidelity Freedom 2015 Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			4.91%											2.14%					3.36%
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2015 Fund | After Taxes on Distributions and Sales | Fidelity Freedom 2015 Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.03%											2.68%					3.59%
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2015 Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%											(0.33%)					1.35%
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2015 Fund | F0550
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom 2015 Composite Index℠
Average Annual Return, Percent			6.81%											4.01%					5.15%
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2020 Fund | Fidelity Freedom 2020 Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	[67]	0.55%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[67]	0.55%
Expense Example, with Redemption, 1 Year		$ 56
Expense Example, with Redemption, 3 Years		176
Expense Example, with Redemption, 5 Years		307
Expense Example, with Redemption, 10 Years		$ 689
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			7.33%											4.73%					5.72%
Annual Return [Percent]				7.33%	12.85%	(16.05%)	8.91%	13.76%	17.98%	(5.20%)	15.64%	7.26%	(0.23%)
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2020 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® 2020 Fund/Fidelity Freedom® 2020 Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® 2020 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate		14.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund, approximately 10 to 19 years after the year 2020. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.As of April 1, 2025, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately: U.S. Equity Funds 26% International Equity Funds 17% International Bond Funds 5% U.S. Investment Grade Bond Funds 33% Long-Term Treasury Bond Funds 4% Long-Term Inflation-Protected Bond Funds 7% Short-Term Inflation-Protected Bond Funds 5% Short-Term Funds 3% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who retired in or within a few years of 2020 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches Fidelity Freedom® Income Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Income Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017, does not reflect the fund's current pricing structure. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		1.67%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		12.37%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(12.34%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2020 Fund | After Taxes on Distributions | Fidelity Freedom 2020 Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			5.88%											2.70%					3.91%
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2020 Fund | After Taxes on Distributions and Sales | Fidelity Freedom 2020 Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.86%											3.25%					4.08%
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2020 Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%											(0.33%)					1.35%
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2020 Fund | F0202
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom 2020 Composite Index℠
Average Annual Return, Percent			7.78%											4.64%					5.72%
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2025 Fund | Fidelity Freedom 2025 Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	[68]	0.59%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[68]	0.59%
Expense Example, with Redemption, 1 Year		$ 60
Expense Example, with Redemption, 3 Years		189
Expense Example, with Redemption, 5 Years		329
Expense Example, with Redemption, 10 Years		$ 738
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			8.21%											5.36%					6.23%
Annual Return [Percent]				8.21%	14.10%	(16.65%)	10.03%	14.65%	19.45%	(5.87%)	16.82%	7.47%	(0.16%)
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2025 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® 2025 Fund/Fidelity Freedom® 2025 Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® 2025 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.
Portfolio Turnover, Rate		15.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund, approximately 10 to 19 years after the year 2025. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.As of April 1, 2025, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately: U.S. Equity Funds 31% International Equity Funds 21% International Bond Funds 5% U.S. Investment Grade Bond Funds 30% Long-Term Treasury Bond Funds 4% Long-Term Inflation-Protected Bond Funds 10% Short-Term Inflation-Protected Bond Funds 0% Short-Term Funds 0% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who anticipate retiring in or within a few years of 2025 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches Fidelity Freedom® Income Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Income Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017, does not reflect the fund's current pricing structure. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		1.46%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		13.59%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(13.83%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2025 Fund | After Taxes on Distributions | Fidelity Freedom 2025 Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			7.06%											3.57%					4.59%
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2025 Fund | After Taxes on Distributions and Sales | Fidelity Freedom 2025 Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.31%											3.78%					4.53%
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2025 Fund | F0551
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom 2025 Composite Index℠
Average Annual Return, Percent			8.64%											5.23%					6.24%
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2025 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%					13.10%
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2030 Fund | Fidelity Freedom 2030 Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	[69]	0.61%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[69]	0.61%
Expense Example, with Redemption, 1 Year		$ 62
Expense Example, with Redemption, 3 Years		195
Expense Example, with Redemption, 5 Years		340
Expense Example, with Redemption, 10 Years		$ 762
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			9.23%											6.16%					7.04%
Annual Return [Percent]				9.23%	15.37%	(16.95%)	11.46%	15.59%	21.82%	(7.03%)	19.82%	8.13%	(0.16%)
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2030 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® 2030 Fund/Fidelity Freedom® 2030 Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® 2030 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 16% of the average value of its portfolio.
Portfolio Turnover, Rate		16.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund, approximately 10 to 19 years after the year 2030. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.As of April 1, 2025, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately: U.S. Equity Funds 35% International Equity Funds 23% International Bond Funds 5% U.S. Investment Grade Bond Funds 27% Long-Term Treasury Bond Funds 4% Long-Term Inflation-Protected Bond Funds 6% Short-Term Inflation-Protected Bond Funds 0% Short-Term Funds 0% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who anticipate retiring in or within a few years of 2030 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches Fidelity Freedom® Income Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Income Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017, does not reflect the fund's current pricing structure. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		1.19%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		15.37%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(15.98%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2030 Fund | After Taxes on Distributions | Fidelity Freedom 2030 Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			8.33%											4.38%					5.37%
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2030 Fund | After Taxes on Distributions and Sales | Fidelity Freedom 2030 Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.84%											4.43%					5.21%
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2030 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%					13.10%
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2030 Fund | F0203
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom 2030 Composite Index℠
Average Annual Return, Percent			9.69%											6.00%					7.07%
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2035 Fund | Fidelity Freedom 2035 Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	[70]	0.64%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[70]	0.64%
Expense Example, with Redemption, 1 Year		$ 65
Expense Example, with Redemption, 3 Years		205
Expense Example, with Redemption, 5 Years		357
Expense Example, with Redemption, 10 Years		$ 798
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			11.04%											7.57%					8.07%
Annual Return [Percent]				11.04%	17.67%	(17.65%)	14.35%	17.07%	24.49%	(8.42%)	22.00%	8.63%	(0.21%)
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2035 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® 2035 Fund/Fidelity Freedom® 2035 Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® 2035 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 19% of the average value of its portfolio.
Portfolio Turnover, Rate		19.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund, approximately 10 to 19 years after the year 2035. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.As of April 1, 2025, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately: U.S. Equity Funds 41% International Equity Funds 27% International Bond Funds 4% U.S. Investment Grade Bond Funds 22% Long-Term Treasury Bond Funds 5% Long-Term Inflation-Protected Bond Funds 1% Short-Term Inflation-Protected Bond Funds 0% Short-Term Funds 0% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who anticipate retiring in or within a few years of 2035 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches Fidelity Freedom® Income Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Income Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017, does not reflect the fund's current pricing structure. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		0.76%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		17.80%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(19.14%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2035 Fund | After Taxes on Distributions | Fidelity Freedom 2035 Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			10.28%											5.77%					6.41%
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2035 Fund | After Taxes on Distributions and Sales | Fidelity Freedom 2035 Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			6.99%											5.58%					6.09%
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2035 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%					13.10%
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2035 Fund | F0552
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom 2035 Composite Index℠
Average Annual Return, Percent			11.42%											7.30%					8.09%
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2040 Fund | Fidelity Freedom 2040 Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	[71]	0.66%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[71]	0.66%
Expense Example, with Redemption, 1 Year		$ 67
Expense Example, with Redemption, 3 Years		211
Expense Example, with Redemption, 5 Years		368
Expense Example, with Redemption, 10 Years		$ 822
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			13.21%											8.86%					8.74%
Annual Return [Percent]				13.21%	20.07%	(18.29%)	16.48%	18.16%	25.38%	(8.96%)	22.25%	8.60%	(0.18%)
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2040 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® 2040 Fund/Fidelity Freedom® 2040 Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® 2040 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 20% of the average value of its portfolio.
Portfolio Turnover, Rate		20.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund, approximately 10 to 19 years after the year 2040. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.As of April 1, 2025, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately: U.S. Equity Funds 49% International Equity Funds 33% International Bond Funds 2% U.S. Investment Grade Bond Funds 10% Long-Term Treasury Bond Funds 5% Long-Term Inflation-Protected Bond Funds 0% Short-Term Inflation-Protected Bond Funds 0% Short-Term Funds 0% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who anticipate retiring in or within a few years of 2040 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches Fidelity Freedom® Income Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Income Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017, does not reflect the fund's current pricing structure. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		0.26%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		19.06%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(20.68%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2040 Fund | After Taxes on Distributions | Fidelity Freedom 2040 Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			12.55%											7.05%					7.07%
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2040 Fund | After Taxes on Distributions and Sales | Fidelity Freedom 2040 Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.35%											6.63%					6.65%
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2040 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%					13.10%
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2040 Fund | F0270
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom 2040 Composite Index℠
Average Annual Return, Percent			13.58%											8.52%					8.77%
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2045 Fund | Fidelity Freedom 2045 Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	[72]	0.68%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[72]	0.68%
Expense Example, with Redemption, 1 Year		$ 69
Expense Example, with Redemption, 3 Years		218
Expense Example, with Redemption, 5 Years		379
Expense Example, with Redemption, 10 Years		$ 847
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			13.96%											9.09%					8.86%
Annual Return [Percent]				13.96%	20.56%	(18.26%)	16.45%	18.15%	25.40%	(8.91%)	22.21%	8.57%	(0.16%)
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2045 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® 2045 Fund/Fidelity Freedom® 2045 Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® 2045 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 18% of the average value of its portfolio.
Portfolio Turnover, Rate		18.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund, approximately 10 to 19 years after the year 2045. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.As of April 1, 2025, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately: U.S. Equity Funds 54% International Equity Funds 36% International Bond Funds 1% U.S. Investment Grade Bond Funds 4% Long-Term Treasury Bond Funds 5% Long-Term Inflation-Protected Bond Funds 0% Short-Term Inflation-Protected Bond Funds 0% Short-Term Funds 0% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who anticipate retiring in or within a few years of 2045 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches Fidelity Freedom® Income Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Income Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017, does not reflect the fund's current pricing structure. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		0.07%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		19.10%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(20.76%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2045 Fund | After Taxes on Distributions | Fidelity Freedom 2045 Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			13.53%											7.37%					7.26%
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2045 Fund | After Taxes on Distributions and Sales | Fidelity Freedom 2045 Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.74%											6.84%					6.77%
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2045 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%					13.10%
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2045 Fund | F0390
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom 2045 Composite Index℠
Average Annual Return, Percent			14.40%											8.77%					8.89%
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2050 Fund | Fidelity Freedom 2050 Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	[73]	0.68%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[73]	0.68%
Expense Example, with Redemption, 1 Year		$ 69
Expense Example, with Redemption, 3 Years		218
Expense Example, with Redemption, 5 Years		379
Expense Example, with Redemption, 10 Years		$ 847
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			14.12%											9.12%					8.87%
Annual Return [Percent]				14.12%	20.46%	(18.27%)	16.50%	18.18%	25.33%	(8.92%)	22.28%	8.63%	(0.24%)
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2050 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® 2050 Fund/Fidelity Freedom® 2050 Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® 2050 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 19% of the average value of its portfolio.
Portfolio Turnover, Rate		19.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund, approximately 10 to 19 years after the year 2050. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.As of April 1, 2025, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately: U.S. Equity Funds 54% International Equity Funds 36% International Bond Funds 1% U.S. Investment Grade Bond Funds 4% Long-Term Treasury Bond Funds 5% Long-Term Inflation-Protected Bond Funds 0% Short-Term Inflation-Protected Bond Funds 0% Short-Term Funds 0% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who anticipate retiring in or within a few years of 2050 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches Fidelity Freedom® Income Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Income Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017, does not reflect the fund's current pricing structure. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		none
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		19.10%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(20.71%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2050 Fund | After Taxes on Distributions | Fidelity Freedom 2050 Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			13.72%											7.43%					7.29%
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2050 Fund | After Taxes on Distributions and Sales | Fidelity Freedom 2050 Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.81%											6.86%					6.78%
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2050 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%					13.10%
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2050 Fund | F0391
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom 2050 Composite Index℠
Average Annual Return, Percent			14.40%											8.77%					8.89%
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2055 Fund | Fidelity Freedom 2055 Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	[74]	0.68%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[74]	0.68%
Expense Example, with Redemption, 1 Year		$ 69
Expense Example, with Redemption, 3 Years		218
Expense Example, with Redemption, 5 Years		379
Expense Example, with Redemption, 10 Years		$ 847
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			14.03%											9.10%					8.87%
Annual Return [Percent]				14.03%	20.55%	(18.31%)	16.48%	18.20%	25.34%	(8.94%)	22.31%	8.56%	(0.20%)
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2055 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® 2055 Fund/Fidelity Freedom® 2055 Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® 2055 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 18% of the average value of its portfolio.
Portfolio Turnover, Rate		18.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund, approximately 10 to 19 years after the year 2055. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.As of April 1, 2025, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately: U.S. Equity Funds 54% International Equity Funds 36% International Bond Funds 1% U.S. Investment Grade Bond Funds 4% Long-Term Treasury Bond Funds 5% Long-Term Inflation-Protected Bond Funds 0% Short-Term Inflation-Protected Bond Funds 0% Short-Term Funds 0% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who anticipate retiring in or within a few years of 2055 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches Fidelity Freedom® Income Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Income Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017, does not reflect the fund's current pricing structure. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		none
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		19.19%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(20.77%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2055 Fund | After Taxes on Distributions | Fidelity Freedom 2055 Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			13.68%											7.51%					7.41%
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2055 Fund | After Taxes on Distributions and Sales | Fidelity Freedom 2055 Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.75%											6.88%					6.82%
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2055 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%					13.10%
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2055 Fund | F1682
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom 2055 Composite Index℠
Average Annual Return, Percent			14.40%											8.77%					8.89%
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2060 Fund | Fidelity Freedom 2060 Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	[75]	0.68%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[75]	0.68%
Expense Example, with Redemption, 1 Year		$ 69
Expense Example, with Redemption, 3 Years		218
Expense Example, with Redemption, 5 Years		379
Expense Example, with Redemption, 10 Years		$ 847
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			14.03%											9.10%					8.86%
Annual Return [Percent]				14.03%	20.50%	(18.28%)	16.52%	18.12%	25.43%	(8.92%)	22.10%	8.61%	(0.22%)
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2060 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® 2060 Fund/Fidelity Freedom® 2060 Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® 2060 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 18% of the average value of its portfolio.
Portfolio Turnover, Rate		18.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund, approximately 10 to 19 years after the year 2060. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.As of April 1, 2025, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately: U.S. Equity Funds 54% International Equity Funds 36% International Bond Funds 1% U.S. Investment Grade Bond Funds 4% Long-Term Treasury Bond Funds 5% Long-Term Inflation-Protected Bond Funds 0% Short-Term Inflation-Protected Bond Funds 0% Short-Term Funds 0% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who anticipate retiring in or within a few years of 2060 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches Fidelity Freedom® Income Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Income Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017, does not reflect the fund's current pricing structure. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		none
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		19.05%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(20.72%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2060 Fund | After Taxes on Distributions | Fidelity Freedom 2060 Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			13.64%											7.60%					7.54%
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2060 Fund | After Taxes on Distributions and Sales | Fidelity Freedom 2060 Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.77%											6.89%					6.87%
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2060 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%					13.10%
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2060 Fund | F1032
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom 2060 Composite Index℠
Average Annual Return, Percent			14.40%											8.77%					8.89%
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2065 Fund | Fidelity Freedom 2065 Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	[76]	0.68%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[76]	0.68%
Expense Example, with Redemption, 1 Year		$ 69
Expense Example, with Redemption, 3 Years		218
Expense Example, with Redemption, 5 Years		379
Expense Example, with Redemption, 10 Years		$ 847
Annual Return, Inception Date		Jun. 28, 2019
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			14.02%											9.09%	9.94%	[77]
Annual Return [Percent]				14.02%	20.54%	(18.27%)	16.49%	18.05%
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2065 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® 2065 Fund/Fidelity Freedom® 2065 Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® 2065 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 16% of the average value of its portfolio.
Portfolio Turnover, Rate		16.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund, approximately 10 to 19 years after the year 2065. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.As of April 1, 2025, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately: U.S. Equity Funds 54% International Equity Funds 36% International Bond Funds 1% U.S. Investment Grade Bond Funds 4% Long-Term Treasury Bond Funds 5% Long-Term Inflation-Protected Bond Funds 0% Short-Term Inflation-Protected Bond Funds 0% Short-Term Funds 0% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who anticipate retiring in or within a few years of 2065 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches Fidelity Freedom® Income Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Income Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		none
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		19.09%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(20.74%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2065 Fund | After Taxes on Distributions | Fidelity Freedom 2065 Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			13.52%											7.86%	8.74%	[77]
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2065 Fund | After Taxes on Distributions and Sales | Fidelity Freedom 2065 Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.85%											6.94%	7.67%	[77]
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2065 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%	15.27%
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2065 Fund | IXX3K
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Freedom 2065 Composite Index℠
Average Annual Return, Percent			14.40%											8.77%	9.58%
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2070 Fund | Fidelity Freedom 2070 Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	[78]	0.68%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[78]	0.68%
Expense Example, with Redemption, 1 Year		$ 69
Expense Example, with Redemption, 3 Years		218
Expense Example, with Redemption, 5 Years		379
Expense Example, with Redemption, 10 Years		$ 847
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2070 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity Freedom® 2070 Fund/Fidelity Freedom® 2070 Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Freedom® 2070 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. For the period from June 28, 2024 to March 31, 2025, the fund's portfolio turnover rate was 23% (annualized) of the average value of its portfolio.
Portfolio Turnover, Rate		23.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund, approximately 10 to 19 years after the year 2070. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.As of April 1, 2025, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately: U.S. Equity Funds 54% International Equity Funds 36% International Bond Funds 1% U.S. Investment Grade Bond Funds 4% Long-Term Treasury Bond Funds 5% Long-Term Inflation-Protected Bond Funds 0% Short-Term Inflation-Protected Bond Funds 0% Short-Term Funds 0% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who anticipate retiring in or within a few years of 2070 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches Fidelity Freedom® Income Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Income Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]		Performance history will be available for the fund after the fund has been in operation for one calendar year.
Document Type		485BPOS
Registrant Name		Fidelity Aberdeen Street Trust

[1]	AAdjusted to reflect current fees.
[2]	AFrom June 7, 2017.
[3]	AAdjusted to reflect current fees.
[4]	AFrom June 7, 2017.
[5]	AAdjusted to reflect current fees.
[6]	AFrom June 7, 2017.
[7]	AAdjusted to reflect current fees.
[8]	AFrom June 7, 2017.
[9]	AAdjusted to reflect current fees.
[10]	AFrom June 7, 2017.
[11]	AAdjusted to reflect current fees.
[12]	AFrom June 7, 2017.
[13]	AAdjusted to reflect current fees.
[14]	AFrom June 7, 2017.
[15]	AAdjusted to reflect current fees.
[16]	AFrom June 7, 2017.
[17]	AAdjusted to reflect current fees.
[18]	AFrom June 7, 2017.
[19]	AAdjusted to reflect current fees.
[20]	AFrom June 7, 2017.
[21]	AAdjusted to reflect current fees.
[22]	AFrom June 7, 2017.
[23]	AAdjusted to reflect current fees.
[24]	AFrom June 7, 2017.
[25]	AAdjusted to reflect current fees.
[26]	AFrom June 28, 2019.
[27]	AAdjusted to reflect current fees.
[28]	AAdjusted to reflect current fees.
[29]	AFrom July 20, 2017.
[30]	AAdjusted to reflect current fees.
[31]	AFrom July 20, 2017.
[32]	AAdjusted to reflect current fees.
[33]	AFrom July 20, 2017.
[34]	AAdjusted to reflect current fees.
[35]	BFor the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.
[36]	AFrom July 20, 2017.
[37]	AAdjusted to reflect current fees.
[38]	AFrom July 20, 2017.
[39]	AAdjusted to reflect current fees.
[40]	BFor the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.
[41]	AFrom July 20, 2017.
[42]	AAdjusted to reflect current fees.
[43]	AFrom July 20, 2017.
[44]	AAdjusted to reflect current fees.
[45]	BFor the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.
[46]	AFrom July 20, 2017.
[47]	AAdjusted to reflect current fees.
[48]	BFor the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.
[49]	AFrom July 20, 2017.
[50]	AAdjusted to reflect current fees.
[51]	BFor the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.
[52]	AFrom July 20, 2017.
[53]	AAdjusted to reflect current fees.
[54]	BFor the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.
[55]	AFrom July 20, 2017.
[56]	AAdjusted to reflect current fees.
[57]	BFor the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.
[58]	AFrom July 20, 2017.
[59]	AAdjusted to reflect current fees.
[60]	BFor the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.
[61]	AFrom June 28, 2019.
[62]	AAdjusted to reflect current fees.
[63]	BFor the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.
[64]	AAdjusted to reflect current fees.
[65]	AAdjusted to reflect current fees.
[66]	AAdjusted to reflect current fees.
[67]	AAdjusted to reflect current fees.
[68]	AAdjusted to reflect current fees.
[69]	AAdjusted to reflect current fees.
[70]	AAdjusted to reflect current fees.
[71]	AAdjusted to reflect current fees.
[72]	AAdjusted to reflect current fees.
[73]	AAdjusted to reflect current fees.
[74]	AAdjusted to reflect current fees.
[75]	AAdjusted to reflect current fees.
[76]	AAdjusted to reflect current fees.
[77]	AFrom June 28, 2019.
[78]	AAdjusted to reflect current fees.